Collateralized Transactions (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Schedule of trading securities and other trading assets [Line items]
Amount of securities derecognized from the consolidated balance sheets under repo-to-maturity transactions	¥ 18,451	¥ 39,797
Amount of securities derecognized in lending transactions		¥ 1,930